UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 129.1%	Garden State Preservation Trust of New Jersey, Capital Appreciation
	Revenue Bonds, Series B, 5.24%, 11/01/27 (a)(b)	$4,000	$1,299,520
	Middlesex County, New Jersey, Improvement Authority, Subordinate
	Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B,
	6.25%, 1/01/37	560	367,035
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (c)	2,000	1,391,080
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation
	Improvement District Project), 6.50%, 4/01/28	2,250	1,797,345
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project),
	Series A, 5.75%, 1/01/25	150	110,331
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project),
	Series A, 5.875%, 1/01/37	265	179,447
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship
	Village), Series A, 5.50%, 1/01/25	2,000	1,491,620
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester
	Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31	2,500	1,869,225
	New Jersey EDA, Retirement Community Revenue Refunding Bonds
	(Seabrook Village, Inc.), 5.25%, 11/15/26	470	317,560
	New Jersey EDA, Revenue Bonds (Newark Downtown District Management
	Corporation), 5.125%, 6/15/37	250	171,370
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series U,
	5%, 9/01/37 (d)	500	455,340
	New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste
	Management, Inc.), AMT, Series A, 5.30%, 6/01/15 (e)	1,000	849,450
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines, Inc.
	Project), AMT, 7%, 11/15/30	2,335	1,380,195
	New Jersey Health Care Facilities Financing Authority, Health System
	Revenue Bonds (Catholic Health East), Series A, 5.375%, 11/15/12 (f)	2,000	2,220,880
	New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Kennedy Health System), 5.625%, 7/01/31	2,000	1,712,140
	New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Meridian Health), Series I, 5%, 7/01/38 (g)	250	223,795
	New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(South Jersey Hospital System), 6%, 7/01/12 (f)	2,500	2,795,975
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding
	Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	1,110	1,024,042
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding
	Bonds (Saint Barnabas Health Care System), Series B, 5.92%, 7/01/30 (b)	500	79,835

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	EDR	Economic Development Revenue Bonds
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
EDA	Economic Development Authority	S/F	Single-Family

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B, 5.72%, 7/01/36 (b)	$3,600	$344,340
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B, 5.79%, 7/01/37 (b)	3,600	312,804
New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (South Jersey Hospital System), 5%, 7/01/46	500	363,515
New Jersey State Educational Facilities Authority Revenue Bonds (Fairleigh
Dickinson University), Series D, 6%, 7/01/25	1,000	799,260
New Jersey State Educational Facilities Authority Revenue Bonds (Georgian
Court College Project), Series C, 6.50%, 7/01/13 (f)	630	737,465
New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (College of New Jersey), Series D, 5%, 7/01/35 (a)	1,010	925,342
New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Fairleigh Dickinson University), Series C, 6%, 7/01/20	1,000	852,640
New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Fairleigh Dickinson University), Series C, 5.50%, 7/01/23	500	386,285
New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Georgian Court University), Series D, 5%, 7/01/33	150	118,251
New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
Series AA, 6.375%, 10/01/28	1,000	1,030,470
New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
Series AA, 6.50%, 10/01/38	450	459,121
New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	250	171,972
New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series A, 5.625%, 12/15/28 (f)	200	199,160
New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series C, 4.666%, 12/15/32 (a)(b)	1,250	281,263
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
AMT, 126th Series, 5.25%, 5/15/37 (h)(i)	2,250	1,804,028
Port Authority of New York and New Jersey, Consolidated Revenue
Refunding Bonds, 125th Series, 5%, 4/15/32 (a)	1,500	1,404,885
Port Authority of New York and New Jersey, Consolidated Revenue
Refunding Bonds, AMT, 152nd Series, 5.25%, 11/01/35	630	490,272
Port Authority of New York and New Jersey, Special Obligation Revenue
Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%,
12/01/15	120	120,162
Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
CABS, Series A, 4.36%, 9/01/33 (b)(i)	650	127,790
Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
State Office Building Project), 5.25%, 8/15/38 (a)	100	95,648
Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.30%,
5/15/29 (i)	1,000	855,160

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.375%,
	5/15/32 (i)	$1,500	$1,266,510
			32,882,528
Multi-State - 8.6%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (j)(k)	2,000	2,197,580
Puerto Rico - 16.9%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (g)	1,000	933,840
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
	and Capital Appreciation Revenue Bonds, Series A, 4.34%,
	7/01/37 (b)(d)	1,750	209,073
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
	and Capital Appreciation Revenue Bonds, Series A, 4.51%, 7/01/43 (b)(d)	1,000	76,720
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II,
	5.25%, 7/01/12 (f)	1,750	1,945,633
	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	265	244,847
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series D, 5.25%, 7/01/27	615	500,143
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M-3, 6%, 7/01/27 (i)(l)	425	385,237
			4,295,493
	Total Municipal Bonds - 154.6%		39,375,601
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (m)
New Jersey - 1.8%	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	525	468,631
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 1.8%		468,631
	Total Long-Term Investments (Cost - $46,836,297) - 156.4%		39,844,232
	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 1.06% (n)(o)	4,737,486	4,737,486
	Total Short-Term Securities
	(Cost - $4,737,486) - 18.6%		4,737,486
	Total Investments (Cost - $51,573,783*) - 175.0%		44,581,718
	Other Assets Less Liabilities - 1.8%		439,416
	Liability for Trust Certificates,
	Including Interest Expense and Fees Payable - (1.4)%		(350,034)
	Preferred Shares, at Redemption Value - (75.4)%		(19,205,075)
	Net Assets Applicable to Common Shares - 100.0%		$25,466,025

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$51,056,090
	Gross unrealized appreciation	$1,198,157
	Gross unrealized depreciation	(8,022,529)
	Net unrealized depreciation	(6,824,372)

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)
(a)	FSA Insured.
(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(c)	Radian Insured.
(d)	AMBAC Insured.
(e)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Assured Guaranty Insured.
(h)	FGIC Insured.
(i)	MBIA Insured.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(k)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity and is subject to mandatory redemption at maturity.
(l)	Commonwealth Guaranteed.
(m)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(n)	Represents the current yield as of report date.
(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New Jersey Municipal Money Fund	3,909,279	$30,839

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)

•	Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$4,737,486
Level 2	39,844,232
Level 3	-
Total	$44,581,718

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New Jersey Municipal Bond Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 20, 2009